Segment Information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

We are a marine LNG infrastructure provider and a project development company. We own and operate LNG carriers, a FLNG and FSRUs and provide these services under time charters under varying periods. As of June 30, 2018, we have completed the commissioning of our first FLNG vessel and have entered the power market in an effort to become a midstream LNG solution provider. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.

The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of June 30, 2018, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers.

•
FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion has been completed and the vessel has been accepted by the Customer under the LTA.

In July 2016, we entered into an agreement with Schlumberger B.V. ("Schlumberger") to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. As a result we report the equity in net losses of OneLNG in the FLNG segment. In May 2018, it was decided that Golar and Schlumberger will wind down OneLNG and work on FLNG projects as required on a case-by-case basis.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	June 30, 2018					June 30, 2017 (3)
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	106,987	18,577	—	—	125,564	53,518	—	—	—	53,518
Depreciation and amortization	(32,775)	(4,091)	—	—	(36,866)	(42,552)	—	—	—	(42,552)
Other operating expenses	(103,058)	(12,172)	—	—	(115,230)	(76,100)	(226)	—	—	(76,326)
Other operating gains and losses	10,000	101,366	—	—	111,366	—	—	—	—	—
Operating (loss) income	(18,846)	103,680	—	—	84,834	(65,134)	(226)	—	—	(65,360)

Inter segment operating (loss) income (2)	205	—	—	(205)	—	199	—	—	(199)	—
Segment operating (loss) income	(18,641)	103,680	—	(205)	84,834	(64,935)	(226)	—	(199)	(65,360)

Equity in net earnings (losses) of affiliates	8,693	(2,047)	(12,861)	—	(6,215)	(2,606)	(3,126)	(7,461)	—	(13,193)

Balance Sheet:	June 30, 2018					December 31, 2017
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,882,837	2,056,768	258,690	(5,321)	5,192,974	3,025,244	1,515,463	228,696	(5,116)	4,764,287
Investment in affiliates	449,974	—	258,690	—	708,664	472,482	2,047	228,696	—	703,225

(1) Eliminations required for consolidation purposes.
(2) Inter segment operating (loss) income relates to management fee revenues between the segments.
(3) We no longer consider LNG trading a separate reportable segment. Given the previously reported segment information was immaterial for all periods presented, we have included these amounts within the vessel operations segment.

Revenues from external customers

During the six months ended June 30, 2018, our vessels operated predominately under charters within the Cool Pool and tolling fees under our LTA with Perenco and SNH.

For the six months ended June 30, 2018 and 2017, revenues from the following customers accounted for over 10% of our total operating revenues, excluding vessel and other management fees:

	Six months ended June 30,
(in thousands of $)	2018		2017
Cool Pool (note 16)	83,959	74%	39,444	90%
Perenco and SNH	18,577	16%	—	—%
An energy and logistics company	4,579	4%	4,579	10%